OPTIONS (Details Textual) - USD ($)					1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 15, 2016	May 12, 2016	Jan. 15, 2016	Mar. 05, 2015	Apr. 15, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	May 31, 2016	Apr. 30, 2016	Nov. 30, 2015	Oct. 23, 2015	Oct. 09, 2015	Sep. 30, 2014	Dec. 31, 2013
Deferred Compensation Liability, Current and Noncurrent										$ 513,003
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 0.10		$ 0.25	$ 0.001	$ 0.10	$ 0.10	$ 0.10	$ 0.50
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			Vesting shall only occur if the closing share price of the Companys common stock on each of the 20 trading days before and including the end of any performance period is not less than $0.20 per share (market condition).
Maximum
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.179		$ 0.179
Minimum
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.038		0.038
Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				500,000
Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				50,000
Options
Granted (in dollars per share)								$ 0.08		$ 0.16	$ 0.52
Expected dividend yield (as a percent)										0.00%
Share based compensation expense						$ 166,111	$ (119,224)	$ 706,230	$ 709,311	$ 823,478	$ 1,445,992
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance						25,005,504		25,005,504		14,759,914	11,434,350							4,485,250
Weighted Average Remaining Term								3 years 6 months 7 days		3 years 7 months 10 days	4 years 3 months 18 days
Outstanding at end of the period, Intrinsic Value (in dollars)						$ 417,857		$ 417,857		$ 0	$ 283,408
Deferred Compensation Liability, Current and Noncurrent										$ 406,157	$ 1,220,410
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								10,756,090		8,278,880	7,549,100
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price										$ 0.00	$ 0.34
Options | Maximum
Expected term										3 years 3 months 4 days
Expected volatility (as a percent)										250.00%
Risk-free interest rate (as a percent)										1.83%
Options | Minimum
Expected term										1 year 5 months 1 day
Expected volatility (as a percent)										100.00%
Risk-free interest rate (as a percent)										0.39%
Performance Options [Member]
Granted (in dollars per share)			$ 0.038
Expected term			5 years
Expected volatility (as a percent)			162.00%
Risk-free interest rate (as a percent)			1.46%
Expected dividend yield (as a percent)			0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			6,500,000
Performance Options [Member] | Performance and Market Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			5,500,000
Non Performance Options [Member]
Expected dividend yield (as a percent)								0.00%
Non Performance Options [Member] | Maximum
Expected term								3 years 6 months
Expected volatility (as a percent)								174.99%
Risk-free interest rate (as a percent)								1.73%
Non Performance Options [Member] | Minimum
Expected term								1 year 6 months
Expected volatility (as a percent)								102.00%
Risk-free interest rate (as a percent)								0.87%
Options Granted On April 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					49,715
Share Based Compensation Arrangement by Share Based Payment Award, Options, Grants in Period Grant Date Fair Value					$ 6,250
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price					$ 0.179
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date					Apr. 15, 2019
Options Granted On May 2016 One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		100,000
Share Based Compensation Arrangement by Share Based Payment Award, Options, Grants in Period Grant Date Fair Value		$ 16,694
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date		May 12, 2021
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.177
Options Granted On May 2016 One [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
Options Granted On May 2016 One [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		4.17%
Options Granted On May 2016 Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		3,400,000
Share Based Compensation Arrangement by Share Based Payment Award, Options, Grants in Period Grant Date Fair Value		$ 559,603
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 0.177
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date		May 12, 2021
Options Granted On May 2016 Two [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
Options Granted On May 2016 Two [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
Options Granted On July 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	56,375
Share Based Compensation Arrangement by Share Based Payment Award, Options, Grants in Period Grant Date Fair Value	$ 6,250
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0.156
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	Jul. 15, 2019